Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000129674
Average Annual Return [Line Items]
Average Annual Return, Percent	20.70%	9.75%		7.93%
Without Sales Load [Member] | C000129675
Average Annual Return [Line Items]
Average Annual Return, Percent	20.39%	9.48%		7.65%
Without Sales Load [Member] | C000169048
Average Annual Return [Line Items]
Average Annual Return, Percent	20.93%	9.95%	10.26%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%		12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%		12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%	14.41%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.26%	10.39%		8.08%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.26%	10.39%		8.08%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.26%	10.39%	10.31%